Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	805,567	805,567	855,107	855,107
Derivative instruments (note 14)
Interest rate swap agreements - assets (1)	Level 2	7,943	7,943	6,136	6,136
Interest rate swap agreements - liabilities (1)	Level 2	(302,935)	(302,935)	(370,952)	(370,952)
Cross currency interest swap agreement (1)	Level 2	(237,165)	(237,165)	(312,110)	(312,110)
Foreign currency contracts	Level 2	(2,993)	(2,993)	(18,826)	(18,826)
Stock purchase warrants (note 14)	Level 3	575	575	10,328	10,328
Time-charter swap agreement	Level 3	208	208	—	—
Logitel contingent consideration (see below)	Level 3	—	—	(14,830)	(14,830)
Non-recurring
Vessels and equipment (note 17c)	Level 2	11,300	11,300	100,600	100,600
Vessels held for sale (note 17c)	Level 2	61,282	61,282	55,450	55,450
Long-term investments (note 13)	Level 2	6,000	6,000	25,000	25,000
Other
Loans to equity-accounted investees and joint venture partners - Current	(2)	11,821	(2)	7,127	(2)
Loans to equity-accounted investees and joint venture partners - Long-term	(2)	292,209	(2)	184,390	(2)
Long-term receivable included in accounts receivable and other assets (3)	Level 3	10,985	10,944	16,453	16,427
Long-term debt - public (note 7)	Level 1	(1,503,472)	(1,409,996)	(1,493,915)	(1,161,729)
Long-term debt - non-public (note 7)	Level 2	(5,136,074)	(5,009,900)	(5,890,171)	(5,881,483)

(1)
The fair value of the Company’s interest rate swap agreements at December 31, 2016 includes $15.8 million (December 31, 2015 - $21.7 million) accrued interest expense which is recorded in accrued liabilities on the consolidated balance sheets.

(2)
In the consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees constitute the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

(3)
As at December 31, 2016, the estimated fair value of the non-interest bearing receivable is based on the remaining future fixed payments of $10.9 million to be received from Royal Dutch Shell Plc (or Shell) (formerly BG International Limited (or BG)), as part of the ship construction support agreement, as well as an estimated discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate was based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the years ended December 31, 2016 and 2015 for Teekay Tankers' time-charter swap agreement, which is described in Note 14 below and is measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Fair value asset - beginning of the year	—	—
Settlements	(2,154)	—
Realized and unrealized gain	2,362	—
Fair value asset - at the end of the year	208	—
Changes in fair value during the years ended December 31, 2016 and 2015 for one of the Company’s derivative instruments, the TIL stock purchase warrants, which are described above and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2016 $	2015 $
Fair value at the beginning of the year	10,328	9,314
Unrealized (loss) gain included in earnings	(9,753)	1,014
Fair value at the end of the year	575	10,328

Changes in Estimated Fair Value of Contingent Consideration Liability Relating to Acquisition of Logitel
Changes in the estimated fair value of Teekay Offshore’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the years ended December 31, 2016 and 2015 is as follows:

	Year Ended December 31,
	2016 $	2015 $
Balance at beginning of year	(14,830)	(21,448)
Adjustment to liability	—	2,569
Settlement of liability	—	3,540
Gain included in Other (loss) income - net (note 13)	14,830	509
Balance at end of year	—	(14,830)